CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CLP ($) $ in Millions	Capital [Member]	Reserves And Other Retained Earnings [Member]	Effects Of Merger Of Companies Under Common Control [Member]	Available For Sale Investments [Member]	Cash Flow Hedge [Member]	Income Tax Effects [Member]	Retained Earnings Of Prior Years [Member]	Income For The Year [Member]	Provision For Mandatory Dividends [Member]	Total Attributable To Equity Holders Of The Bank [Member]	Non-controlling Interest [Member]	Total
Equity at Dec. 31, 2014	$ 891,303	$ 1,309,985	$ (2,224)	$ 21,680	$ 10,725	$ (6,805)	$ 18,384	$ 569,910	$ (170,973)	$ 2,641,985	$ 33,083	$ 2,675,068
Changes in equity [Roll Forward]
Distribution of income from previous period							569,910	(569,910)
Equity at Dec. 31, 2014	891,303	1,309,985	(2,224)	21,680	10,725	(6,805)	588,294		(170,973)	2,641,985	33,083	2,675,068
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(330,199)		170,973	(159,226)		(159,226)
Transfer of retained earnings to reserves		220,132					(220,132)				(6,063)	(6,063)
Provision for mandatory dividends									(134,539)	(134,539)		(134,539)
Subtotal		220,132					(550,331)		36,434	(293,765)	(6,063)	(299,828)
Other comprehensive income				(28,645)	(2,099)	6,432				(24,312)	(102)	(24,414)
Income for the year								448,466		448,466	3,263	451,729
Subtotal				(28,645)	(2,099)	6,432		448,466		424,154	3,161	427,315
Equity at Dec. 31, 2015	891,303	1,530,117	(2,224)	(6,965)	8,626	(373)	37,963	448,466	(134,539)	2,772,374	30,181	2,802,555
Changes in equity [Roll Forward]
Distribution of income from previous period							448,466	(448,466)
Equity at Dec. 31, 2015	891,303	1,530,117	(2,224)	(6,965)	8,626	(373)	486,429		(134,539)	2,772,374	30,181	2,802,555
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(336,659)		134,539	(202,120)	(4,008)	(206,128)
Transfer of retained earnings to reserves		112,219					(112,219)
Provision for mandatory dividends									(142,815)	(142,815)		(142,815)
Subtotal		112,219					(448,878)		(8,276)	(344,935)	(4,008)	(348,943)
Other comprehensive income				13,414	(6,338)	(1,724)				5,352	803	6,155
Income for the year								476,067		476,067	2,365	478,432
Subtotal				13,414	(6,338)	(1,724)		476,067		481,419	3,168	484,587
Equity at Dec. 31, 2016	891,303	1,642,336	(2,224)	6,449	2,288	(2,097)	37,551	476,067	(142,815)	2,908,858	29,341	2,938,199
Changes in equity [Roll Forward]
Distribution of income from previous period							476,067	(476,067)
Equity at Dec. 31, 2016	891,303	1,642,336	(2,224)	6,449	2,288	(2,097)	513,618		(142,815)	2,908,858	29,341	2,938,199
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(330,645)		142,815	(187,830)	(242)	(188,072)
Transfer of retained earnings to reserves		141,706					(141,706)
Provision for mandatory dividends									(168,840)	(168,840)		(168,840)
Subtotal		141,706					(472,351)		(26,025)	(356,670)	(242)	(356,912)
Other comprehensive income				(5,990)	(5,850)	2,888				(8,952)	336	(8,616)
Income for the year								562,801		562,801	12,448	575,249
Subtotal				(5,990)	(5,850)	2,888		562,801		553,849	12,784	566,633
Equity at Dec. 31, 2017	$ 891,303	$ 1,784,042	$ (2,224)	$ 459	$ (3,562)	$ 791	$ 41,267	$ 562,801	$ (168,840)	$ 3,106,037	$ 41,883	$ 3,147,920